Intangible Assets (Schedule of Intangible Asset Balances) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Definite-lived intangible assets:
Definite-lived intangible assets, gross	$ 1,023,192	$ 1,012,207	$ 1,063,077
Accumulated amortization	(283,219)	(171,493)	(10,058)
Definite-lived intangible assets, net	739,973	840,714	1,053,019
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	273
Total intangible assets, net	740,246	840,714	1,053,019
Estimated useful lives of intangible asset		10 years
Minimum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	2 years	2 years
Maximum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	10 years	10 years
Customer Contracts [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	982,045	984,403	990,777
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	10 years	10 years
2.0 Technology [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	17,000	17,000	17,000
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	8 years	8 years
CMS and other technology [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross			2,300
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset		5 years
Smartrove Technology [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset		3 years
Other Intellectual Property [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	650	650
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	2 years	2 years
2GIG customer relationships [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross			45,000
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset		10 years
2GIG 1.0 technology [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross			8,000
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset		6 years
Acquired Technologies [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	11,140	4,040
Acquired Technologies [Member] | Minimum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	3 years
Acquired Technologies [Member] | Maximum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	6 years
Patents [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	6,207
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	5 years
Skypanel Technology [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	3,813	3,814
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	3 years
Non-Compete Agreements [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	2,000
Non-Compete Agreements [Member] | Minimum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	2 years
Non-Compete Agreements [Member] | Maximum [Member]
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	3 years
CMS Technology [Member]
Definite-lived intangible assets:
Definite-lived intangible assets, gross	337	2,300
Indefinite-lived intangible assets:
Estimated useful lives of intangible asset	1 year
IP Addresses [Member]
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	214
Domain Names [Member]
Indefinite-lived intangible assets:
Indefinite-lived intangible assets	$ 59